Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Dynamic Allocation Fund

(the "Fund")

Supplement dated October 16, 2014 to the

Prospectus and Summary Prospectus, each dated April 30, 2014 (the "Prospectuses")

At a meeting held on October 16, 2014, the Board of Trustees of Goldman Sachs Trust authorized the Fund to invest in a wholly-owned subsidiary, through which the Fund will seek to gain exposure to the commodities markets. The wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P., the Fund's investment adviser.

Effective on November 17, 2014, the Fund's Prospectuses are revised as follows. To facilitate your review, certain sections of the Fund's Prospectus have been supplemented and restated to incorporate information about the Fund's investments in the wholly-owned subsidiary.

The following table replaces the "Annual Fund Operating Expenses" table under "Goldman Sachs Dynamic Allocation Fund—Summary—Fees and Expenses of the Fund" in the Prospectus and "Fees and Expenses of the Fund" in the Summary Prospectus:

	Class A	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses	0.27%	0.27%	0.12%	0.27%	0.27%
Acquired Fund Fees and Expenses[2]	0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses[3,4]	1.67%	2.42%	1.27%	1.42%	1.92%
Fee Waiver and Expense Limitation[5]	(0.31)%	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[3,4]	1.36%	2.11%	0.96%	1.11%	1.61%

[2]	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the DAF Subsidiary (as defined below) and other investment companies in which the Fund invests.
[3]	The "Total Annual Fund Operating Expenses" of the Fund have been restated to reflect current fees.
[4]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[5]	The Investment Adviser has agreed to: (i) waive a portion of its management fees in order to achieve an effective net management fee rate of no higher than 0.79% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the DAF Subsidiary (as defined below) at an annual rate of 0.42% of the DAF Subsidiary's average daily net assets; and (iv) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets. The management fee waiver arrangement with respect to the DAF Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the DAF Subsidiary is in place. The management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces "Goldman Sachs Dynamic Allocation Fund—Summary—Expense Example" in the Prospectus and "Expense Example" in the Summary Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the fee waivers with respect to the effective net management fee rate and affiliated fund fees and the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$1,019	$1,380	$2,393
Class C Shares
– Assuming complete redemption at end of period	$314	$725	$1,263	$2,733
– Assuming no redemption	$214	$725	$1,263	$2,733
Institutional Shares	$98	$372	$667	$1,507
Class IR Shares	$113	$419	$747	$1,675
Class R Shares	$164	$573	$1,008	$2,218

The following is added above the second to last paragraph of "Goldman Sachs Dynamic Allocation Fund—Summary—Principal Strategy" in the Prospectus and "Principal Strategy" in the Summary Prospectus:

Investment in the Subsidiary.  The Fund may gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the "DAF Subsidiary"). The DAF Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure.

The Fund may invest up to 25% of its total assets in the DAF Subsidiary. The DAF Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the DAF Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Fund nor the DAF Subsidiary invests directly in physical commodities. The DAF Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

The following risks are added under "Goldman Sachs Dynamic Allocation Fund—Summary—Principal Risks of the Fund" in the Prospectus and "Principal Risks of the Fund" in the Summary Prospectus:

Subsidiary Risk.  The DAF Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. The Fund relies on a private letter ruling from the Internal Revenue Service (the "IRS") with respect to the investment in the DAF Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the DAF Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

Swaps Risk.  In a standard "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the DAF Subsidiary to liquidate a swap position at an advantageous time or price, which may result in significant losses.

The following risks replace "Commodity Sector Risk" and "Tax Risk" under "Goldman Sachs Dynamic Allocation Fund—Summary—Principal Risks of the Fund" in the Prospectus and "Principal Risks of the Fund" in the Summary Prospectus:

Commodity Sector Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the DAF Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the DAF Subsidiary's, and therefore the Fund's, share value to fluctuate.

Tax Risk.  Based on tax rulings from the IRS, the Fund seeks to gain exposure to the commodity markets through investments in the DAF Subsidiary. The tax treatment of the Fund's investments in the DAF Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or otherwise affect the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.

Goldman Sachs Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Dynamic Allocation Fund

(the "Fund")

Supplement dated October 16, 2014 to the

Prospectus and Summary Prospectus, each dated April 30, 2014 (the "Prospectuses")

At a meeting held on October 16, 2014, the Board of Trustees of Goldman Sachs Trust authorized the Fund to invest in a wholly-owned subsidiary, through which the Fund will seek to gain exposure to the commodities markets. The wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P., the Fund's investment adviser.

Effective on November 17, 2014, the Fund's Prospectuses are revised as follows. To facilitate your review, certain sections of the Fund's Prospectus have been supplemented and restated to incorporate information about the Fund's investments in the wholly-owned subsidiary.

The following table replaces the "Annual Fund Operating Expenses" table under "Goldman Sachs Dynamic Allocation Fund—Summary—Fees and Expenses of the Fund" in the Prospectus and "Fees and Expenses of the Fund" in the Summary Prospectus:

	Class A	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses	0.27%	0.27%	0.12%	0.27%	0.27%
Acquired Fund Fees and Expenses[2]	0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses[3,4]	1.67%	2.42%	1.27%	1.42%	1.92%
Fee Waiver and Expense Limitation[5]	(0.31)%	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[3,4]	1.36%	2.11%	0.96%	1.11%	1.61%

[2]	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the DAF Subsidiary (as defined below) and other investment companies in which the Fund invests.
[3]	The "Total Annual Fund Operating Expenses" of the Fund have been restated to reflect current fees.
[4]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[5]	The Investment Adviser has agreed to: (i) waive a portion of its management fees in order to achieve an effective net management fee rate of no higher than 0.79% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the DAF Subsidiary (as defined below) at an annual rate of 0.42% of the DAF Subsidiary's average daily net assets; and (iv) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets. The management fee waiver arrangement with respect to the DAF Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the DAF Subsidiary is in place. The management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces "Goldman Sachs Dynamic Allocation Fund—Summary—Expense Example" in the Prospectus and "Expense Example" in the Summary Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the fee waivers with respect to the effective net management fee rate and affiliated fund fees and the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$1,019	$1,380	$2,393
Class C Shares
– Assuming complete redemption at end of period	$314	$725	$1,263	$2,733
– Assuming no redemption	$214	$725	$1,263	$2,733
Institutional Shares	$98	$372	$667	$1,507
Class IR Shares	$113	$419	$747	$1,675
Class R Shares	$164	$573	$1,008	$2,218

The following is added above the second to last paragraph of "Goldman Sachs Dynamic Allocation Fund—Summary—Principal Strategy" in the Prospectus and "Principal Strategy" in the Summary Prospectus:

Investment in the Subsidiary.  The Fund may gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the "DAF Subsidiary"). The DAF Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure.

The Fund may invest up to 25% of its total assets in the DAF Subsidiary. The DAF Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the DAF Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Fund nor the DAF Subsidiary invests directly in physical commodities. The DAF Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

The following risks are added under "Goldman Sachs Dynamic Allocation Fund—Summary—Principal Risks of the Fund" in the Prospectus and "Principal Risks of the Fund" in the Summary Prospectus:

Subsidiary Risk.  The DAF Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. The Fund relies on a private letter ruling from the Internal Revenue Service (the "IRS") with respect to the investment in the DAF Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the DAF Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

Swaps Risk.  In a standard "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the DAF Subsidiary to liquidate a swap position at an advantageous time or price, which may result in significant losses.

The following risks replace "Commodity Sector Risk" and "Tax Risk" under "Goldman Sachs Dynamic Allocation Fund—Summary—Principal Risks of the Fund" in the Prospectus and "Principal Risks of the Fund" in the Summary Prospectus:

Commodity Sector Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the DAF Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the DAF Subsidiary's, and therefore the Fund's, share value to fluctuate.

Tax Risk.  Based on tax rulings from the IRS, the Fund seeks to gain exposure to the commodity markets through investments in the DAF Subsidiary. The tax treatment of the Fund's investments in the DAF Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or otherwise affect the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Total Annual Fund Operating Expenses” of the Fund have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waivers with respect to the effective net management fee rate and affiliated fund fees and the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Dynamic Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[2],[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.36%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 681
3 Years	rr_ExpenseExampleYear03	1,019
5 Years	rr_ExpenseExampleYear05	1,380
10 Years	rr_ExpenseExampleYear10	2,393
Goldman Sachs Dynamic Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[2],[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.11%	[2],[3]
1 Year	rr_ExpenseExampleYear01	314
3 Years	rr_ExpenseExampleYear03	725
5 Years	rr_ExpenseExampleYear05	1,263
10 Years	rr_ExpenseExampleYear10	2,733
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	725
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,263
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,733
Goldman Sachs Dynamic Allocation Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[2],[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.96%	[2],[3]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	667
10 Years	rr_ExpenseExampleYear10	1,507
Goldman Sachs Dynamic Allocation Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[2],[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.11%	[2],[3]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	747
10 Years	rr_ExpenseExampleYear10	1,675
Goldman Sachs Dynamic Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[2],[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.61%	[2],[3]
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	1,008
10 Years	rr_ExpenseExampleYear10	$ 2,218

[1]	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the DAF Subsidiary (as defined below) and other investment companies in which the Fund invests.
[2]	The "Total Annual Fund Operating Expenses" of the Fund have been restated to reflect current fees.
[3]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Investment Adviser has agreed to: (i) waive a portion of its management fees in order to achieve an effective net management fee rate of no higher than 0.79% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the DAF Subsidiary (as defined below) at an annual rate of 0.42% of the DAF Subsidiary's average daily net assets; and (iv) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets. The management fee waiver arrangement with respect to the DAF Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the DAF Subsidiary is in place. The management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.